Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 30, 2020 GBP (£)	Jul. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Unused provision reversed, other provisions		£ 25
Additional provisions		289
Provisions		464					£ 572
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold amount | €			€ 0
AXA France | Mis-Selling Losses Claimed
Disclosure of contingent liabilities and commitments [line items]
Amount claimed by litigation counterparty					£ 631
FSCS
Disclosure of contingent liabilities and commitments [line items]
Unused provision reversed, other provisions		0
Provisions							0
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Provisions		47					£ 68
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party						£ 624
Santander UK Group
Disclosure of contingent liabilities and commitments [line items]
Liability arising through disallowance of tax allowance		£ 152
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Bottom of range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Top of range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €				€ 39,850,000